CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Common Stock Class A ordinary shares Conversion of Class B ordinary shares into Class A ordinary shares shares	Common Stock Class A ordinary shares Post-IPO Class B Ordinary shares converted to Post-IPO Class A Ordinary shares shares	Common Stock Class A ordinary shares CNY (¥) shares	Common Stock Class B ordinary shares Conversion of Class B ordinary shares into Class A ordinary shares shares	Common Stock Class B ordinary shares Post-IPO Class B Ordinary shares converted to Post-IPO Class A Ordinary shares shares	Common Stock Class B ordinary shares CNY (¥) shares	Treasury stock CNY (¥) shares	Additional Paid-in Capital 2015 and 2018 Share Incentive Plan CNY (¥)	Additional Paid-in Capital CNY (¥)	Retained Earnings CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Total Equity Attributable to Shareholders of the Company 2015 and 2018 Share Incentive Plan CNY (¥)	Total Equity Attributable to Shareholders of the Company CNY (¥)	Non-Controlling Interest CNY (¥)	Class A ordinary shares shares	Class B ordinary shares shares	2015 and 2018 Share Incentive Plan CNY (¥)	CNY (¥) shares	USD ($) shares
Balances at Dec. 31, 2021			¥ 6			¥ 6	¥ (66,668)		¥ 1,337,281	¥ 449,900	¥ (73,120)		¥ 1,647,405	¥ 3,522				¥ 1,650,927
Balances (in shares) at Dec. 31, 2021 | shares			105,516,779			103,214,547									105,516,779	103,214,547
Treasury stock, beginning balance (in shares) at Dec. 31, 2021 | shares							6,230,139
Net income (loss) attributable to the Company and non-controlling interest shareholders										(275,515)			(275,515)	(7,115)				(282,630)
Share-based compensation related to Share Incentive Plan								¥ 19,560				¥ 19,560					¥ 19,560
Foreign currency translation adjustment											48,785		48,785					48,785
Class B ordinary shares converted to Class A ordinary shares (in shares) | shares	359,997			(359,997)											359,997
Issuance of ordinary shares for exercised share options									556				556					¥ 556
Issuance of ordinary shares for exercised share options (in shares) | shares			956,256												956,256			956,256	956,256
Repurchase of shares							¥ (8,035)						(8,035)					¥ (8,035)
Repurchase of shares (in shares) | shares			(2,293,569)				2,293,569								(2,293,569)
Balances at Dec. 31, 2022			¥ 6			¥ 6	¥ (74,703)		1,357,397	174,385	(24,335)		1,432,756	(3,593)				1,429,163
Balances (in shares) at Dec. 31, 2022 | shares			104,539,463			102,854,550									104,539,463	102,854,550
Treasury stock, ending balance (in shares) at Dec. 31, 2022 | shares							8,523,708
Net income (loss) attributable to the Company and non-controlling interest shareholders										(84,674)			(84,674)	(4,659)				(89,333)
Share-based compensation related to Share Incentive Plan								106				106					106
Foreign currency translation adjustment											10,007		10,007					10,007
Class B ordinary shares converted to Class A ordinary shares (in shares) | shares		90,000			(90,000)										90,000
Issuance of ordinary shares for exercised share options									19				19					¥ 19
Issuance of ordinary shares for exercised share options (in shares) | shares			176,883												176,883			176,883	176,883
Repurchase of shares							¥ (6,440)						(6,440)					¥ (6,440)
Repurchase of shares (in shares) | shares			(2,903,802)				2,903,802								(2,903,802)
Capital injection in a subsidiary from a non-controlling interest shareholder									(3,888)				(3,888)	4,003				115
Balances at Dec. 31, 2023			¥ 6			¥ 6	¥ (81,143)		1,353,634	89,711	(14,328)		1,347,886	(4,249)				1,343,637
Balances (in shares) at Dec. 31, 2023 | shares			101,902,544			102,764,550									101,902,544	102,764,550
Treasury stock, ending balance (in shares) at Dec. 31, 2023 | shares							11,427,510
Net income (loss) attributable to the Company and non-controlling interest shareholders										63,414			63,414	(1,070)				62,344	$ 8,540
Disposal of discontinued operations									4,257				4,257	9,635				13,892
Share-based compensation related to Share Incentive Plan								¥ 16,450				¥ 16,450					¥ 16,450
Foreign currency translation adjustment											16,607		16,607					16,607	$ 2,275
Class B ordinary shares converted to Class A ordinary shares (in shares) | shares															1,198,542
Issuance of ordinary shares for exercised share options									110				110					¥ 110
Issuance of ordinary shares for exercised share options (in shares) | shares			355,542												355,542			355,543	355,543
Repurchase of shares							¥ (4,283)						(4,283)					¥ (4,283)
Repurchase of shares (in shares) | shares			(1,198,542)				1,198,542
Capital injection in a subsidiary from a non-controlling interest shareholder														1,000				1,000
Balances at Dec. 31, 2024			¥ 6			¥ 6	¥ (85,426)		¥ 1,374,451	¥ 153,125	¥ 2,279		¥ 1,444,441	¥ 5,316				¥ 1,449,757	$ 198,617
Balances (in shares) at Dec. 31, 2024 | shares			101,059,544			102,764,550									101,059,544	102,764,550
Treasury stock, ending balance (in shares) at Dec. 31, 2024 | shares							12,626,052